Document and Entity Information	Apr. 24, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000898437
Document Type	8-K
Document Period End Date	Apr. 24, 2023
Entity Registrant Name	Anika Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-14027
Entity Tax Identification Number	04-3145961
Entity Address, Address Line One	32 Wiggins Avenue
Entity Address, City or Town	Bedford
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01730
City Area Code	(781)
Local Phone Number	457-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ANIK
Entity Emerging Growth Company	false